RESEARCH AND DEVELOPMENT EXPENSES, NET (Schedule of Research and Development Expenses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses [Line Items]
Salaries and related expenses	$ 1,784	$ 2,042	$ 1,698
Share-based compensation	975	491	408
Depreciation	116	36	25
Total research and development expenses, net	14,271	12,349	10,008
Research and development, net [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	8,257	7,428	6,173
Share-based compensation	493	329	165
Materials	2,258	3,020	1,792
Subcontractors and consultants	1,375	820	1,103
Depreciation	289	169	123
Cost for registration of patents	140	153	164
Others	1,681	861	488
Research and development	14,493	12,780	10,008
Less participation of the IIA	(222)	(431)	0
Total research and development expenses, net	$ 14,271	$ 12,349	$ 10,008